DEBT - NJR LONG-TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 01, 2020	May 14, 2020	Aug. 15, 2019	Jul. 17, 2019	Jan. 26, 2018
Debt Instrument [Line Items]
Proceeds from sale leaseback transaction - solar	$ 42,927	$ 0	$ 71,538
Clean Energy Ventures
Debt Instrument [Line Items]
Proceeds from sale leaseback transaction - solar	$ 42,900
Interest rate swap | Credit Agreement Due August 16, 2019 | Unsecured senior notes
Debt Instrument [Line Items]
Long-term debt								$ 100,000
Fixed treasury rate								2.84%
NJR | Senior Notes
Debt Instrument [Line Items]
Note purchase agreement amount				$ 200,000	$ 260,000
NJR | Unsecured senior notes 3.29% | Senior Notes
Debt Instrument [Line Items]
Note purchase agreement amount							$ 150,000
Stated interest rate							3.29%
Long-term debt						$ 100,000	$ 50,000
NJR | Fixed Interest Rate Maturing 2030 | Senior Notes
Debt Instrument [Line Items]
Note purchase agreement amount					$ 130,000
Stated interest rate					3.50%
NJR | Fixed Interest Rate Maturing 2032 | Senior Notes
Debt Instrument [Line Items]
Note purchase agreement amount					$ 130,000
Stated interest rate					3.60%
NJR | Unsecured senior note 3.13% | Senior Notes
Debt Instrument [Line Items]
Stated interest rate	3.13%			3.13%
Long-term debt	$ 120,000			$ 120,000
NJR | Unsecured senior notes 3.25% | Senior Notes
Debt Instrument [Line Items]
Stated interest rate	3.25%			3.25%
Long-term debt	$ 80,000			$ 80,000
Minimum | Clean Energy Ventures
Debt Instrument [Line Items]
Term of lease	5 years
Maximum | Clean Energy Ventures
Debt Instrument [Line Items]
Term of lease	15 years